Credit Risk - Disclosure of Interest Rate Profile of Mortgage Assets Stock (Details) - Stock - Credit risk - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 172,859	£ 184,317
Percentage of residential mortgage loans	100.00%	100.00%
Fixed rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 153,207	£ 163,622
Percentage of residential mortgage loans	89.00%	89.00%
Fixed rate | No later than one year
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 37,630	£ 38,233
Percentage of residential mortgage loans	22.00%	21.00%
Fixed rate | Later than 1 year but no later than 3 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 65,502	£ 38,213
Percentage of residential mortgage loans	38.00%	21.00%
Fixed rate | Later than 3 years but no later than 4 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 34,725	£ 24,310
Percentage of residential mortgage loans	20.00%	13.00%
Fixed rate | Later than 4 years but no later than 5 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 10,977	£ 24,888
Percentage of residential mortgage loans	6.00%	14.00%
Fixed rate | Later than five years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 4,373	£ 37,978
Percentage of residential mortgage loans	3.00%	21.00%
Variable rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 13,761	£ 12,430
Percentage of residential mortgage loans	8.00%	7.00%
Standard Variable Rate (SVR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,915	£ 5,645
Percentage of residential mortgage loans	2.00%	3.00%
Follow on Rate (FoR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 1,976	£ 2,620
Percentage of residential mortgage loans	1.00%	1.00%